Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Shareholders' Equity
(11)
Shareholders’ Equity

Share Repurchase Program

In 2019, the Company’s board of directors approved a share repurchase program to repurchase up to $25,000 of the Company’s common shares, in 2020 the board of directors approved an increase of another $75,000 to this program, in 2021 the program was further increased by $100,000, and in 2022 the program was further increased by $250,000. Under the program, the Company may purchase its common shares from time to time in the open market, in privately negotiated transactions or such other manner as will comply with applicable laws and regulations. The authorization does not obligate the Company to acquire a specific number of shares during any period, but it may be modified, suspended, or terminated at any time at the discretion of the Company’s board of directors.

During the six months ended June 30, 2023, the Company repurchased 2,414,893 shares at an average price of $34.83 for a total amount of $84,105, including commissions paid. During the six months ended June 30, 2022, the Company repurchased 2,375,508 shares at an average price of $34.35 for a total amount of $81,603, including commissions paid. As of June 30, 2023, approximately $38,592 remained available for repurchase under the share repurchase program.

Preferred Shares

The following table summarizes the Company’s preferred share issuances (the “Series”):

Preferred Share Offering	Date of Issuance	Number of Depositary Shares Issued and Outstanding (1)	Liquidation Preference	Underwriting Discounts	Net Proceeds
7.00% Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares (“Series A”) (2)	April 2021	6,000,000	$150,000	$5,292	$144,708
6.25% Series B fixed rate cumulative redeemable perpetual preferred shares (“Series B”) (3)	August 2021	6,000,000	150,000	5,128	144,872
Total		12,000,000	$300,000	$10,420	$289,580

(1)
Each depositary share representing a 1/1,000th interest in a preferred share, $25,000 liquidation preference per share (equivalent to $25.00 per depositary share).
(2)
Series A have no maturity date and are redeemable from June 15, 2026 by the Company.
(3)
Series B have no maturity date and are redeemable from December 15, 2026 by the Company.

Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared. The Company may also redeem each Series of preferred shares in the event of a Change of Control (as defined in the Certificate of Designations). If the Company does not elect to redeem the preferred shares in a Change of Control triggering event, holders of each Series of preferred shares may have the right to convert their preferred shares into common shares. There is no mandatory redemption of each Series of preferred shares or redemption at the option of the holders. Holders of the preferred shares do not have general voting rights.

Preferred Share Dividends

Dividends on each Series of preferred shares accrue daily and are cumulative from and including the date of original issuance and are payable quarterly in arrears on the 15th day of March, June, September and December of each year, when declared by the

Company’s board of directors. Dividends accrue at the stated annual rate of the $25,000 liquidation preference. Each Series of preferred shares rank senior to the Company’s common shares with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up. The Company’s board of directors approved and declared the following quarterly preferred cash dividends during the three and six months ended June 30, 2023 and 2022 on its issued and outstanding preferred shares:

	Three Months Ended June 30,				Six Months Ended June 30,
	2023		2022		2023		2022
Preferred Share Offering	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
Series A	$2,625	$0.44	$2,625	$0.44	$5,250	$0.44	$5,250	$0.44
Series B	$2,344	$0.39	$2,344	$0.39	$4,688	$0.39	$4,688	$0.39
Total	$4,969		$4,969		$9,938		$9,938

(1)
Rounded to the nearest whole cent.

As of June 30, 2023, the Company had cumulative undeclared and unpaid preferred dividends of $854.

Common Share Dividends

The Company’s board of directors approved and declared the following cash dividends paid during the three and six months ended June 30, 2023 and 2022 on its issued and outstanding common shares:

	Three Months Ended June 30,				Six Months Ended June 30,
	2023		2022		2023		2022
	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment
Common share dividends	$12,533	$0.30	$11,804	$0.25	$25,398	$0.30	$23,858	$0.25

As of June 30, 2023, the Company had accrued dividends of $1,010 for unvested performance restricted share units with dividend equivalent rights, which are paid when the associated award vests at the end of the performance period.